Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended															0 Months Ended
	Nov. 30, 2012 Plains Capital	Nov. 30, 2012 Plains Capital Commercial and Industrial	Nov. 30, 2012 Plains Capital Real estate	Nov. 30, 2012 Plains Capital Construction and Land Development	Nov. 30, 2012 Plains Capital Consumer	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans Commercial and Industrial	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans Real estate	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans Construction and Land Development	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans Consumer	Nov. 30, 2012 Plains Capital PCI loans	Nov. 30, 2012 Plains Capital PCI loans Commercial and Industrial	Nov. 30, 2012 Plains Capital PCI loans Real estate	Nov. 30, 2012 Plains Capital PCI loans Construction and Land Development	Nov. 30, 2012 Plains Capital PCI loans Consumer	Sep. 13, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Commercial and Industrial	Sep. 13, 2013 Bank FNB Real estate	Sep. 13, 2013 Bank FNB Construction and Land Development	Sep. 13, 2013 Bank FNB Consumer	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans Commercial and Industrial	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans Real estate	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans Construction and Land Development	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans Consumer	Sep. 13, 2013 Bank FNB PCI loans	Sep. 13, 2013 Bank FNB PCI loans Commercial and Industrial	Sep. 13, 2013 Bank FNB PCI loans Real estate	Sep. 13, 2013 Bank FNB PCI loans Construction and Land Development	Sep. 13, 2013 Bank FNB PCI loans Consumer
Acquisitions
Carryover of the allowance for loan losses recorded	$ 0															$ 0
Total loans	$ 3,195,309	$ 1,759,617	$ 1,141,161	$ 266,321	$ 28,210	$ 3,022,445	$ 1,684,706	$ 1,077,295	$ 232,313	$ 28,131	$ 172,864	$ 74,911	$ 63,866	$ 34,008	$ 79	$ 1,159,467	$ 95,625	$ 854,217	$ 184,916	$ 24,709	$ 336,636	$ 47,874	$ 242,998	$ 26,669	$ 19,095	$ 822,831	$ 47,751	$ 611,219	$ 158,247	$ 5,614